Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	¥ 500	¥ 500
Prepaid expenses and other current assets:
Derivatives	65	533
Total assets	29,814	20,248
Other current liabilities:
Derivatives	2,119	1,225
Total liabilities	2,119	1,225
Fund Trusts and Others
Investments:
Investments	609	532
Equity Securities
Investments:
Investments	28,640	18,683
Fair Value, Inputs, Level 1
Prepaid expenses and other current assets:
Total assets	28,921	18,967
Fair Value, Inputs, Level 1 | Fund Trusts and Others
Investments:
Investments	281	284
Fair Value, Inputs, Level 1 | Equity Securities
Investments:
Investments	28,640	18,683
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	500	500
Prepaid expenses and other current assets:
Derivatives	65	533
Total assets	893	1,281
Other current liabilities:
Derivatives	2,119	1,225
Total liabilities	2,119	1,225
Fair Value, Inputs, Level 2 | Fund Trusts and Others
Investments:
Investments	¥ 328	¥ 248